Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 13, 2021
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880195
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false